CONDENSED STATEMENTS OF OPERATIONS - USD ($)	3 Months Ended						5 Months Ended	9 Months Ended		12 Months Ended
	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021
Operating and formation costs	$ 634,642			$ 217,525			$ 5,476	$ 1,887,001	$ 632,695	$ 976,831
Loss from operations	(634,642)			(217,525)			(5,476)	(1,887,001)	(632,695)	(976,831)
Other income (expense):
Interest earned on marketable securities held in Trust Account	512,825			2,928			0	670,720	7,352	10,281
Transaction costs incurred in connection with IPO							0		(86,544)	(86,544)
Change in fair value of warrants liabilities	(99,200)			1,256,100			0	2,976,000	3,801,300	4,297,300
Other income, net	413,625			1,259,028			0	3,646,720	3,722,108	4,221,037
Net (loss) income	$ (290,494)	$ 858,549	$ 1,122,187	$ 1,041,503	$ (1,805,971)	$ 3,853,881	$ (5,476)	$ 1,690,242	$ 3,089,413	$ 3,244,206
Class A Common Stock
Other income (expense):
Weighted average shares outstanding, basic							0			10,208,219
Weighted average shares outstanding, diluted										10,208,219
Basic net (loss) income per share							$ 0			$ 0.25
Diluted net (loss) income per share							$ 0.00			$ 0.25
Class B Common Stock
Other income (expense):
Weighted average shares outstanding, basic	2,875,000			2,875,000			2,500,000	2,875,000	2,817,308	2,831,849
Weighted average shares outstanding, diluted	2,875,000			2,875,000			0	2,875,000	2,817,308	2,875,000
Basic net (loss) income per share	$ (0.02)			$ 0.07			$ 0.00	$ 0.12	$ 0.25	$ 0.25
Diluted net (loss) income per share	$ (0.02)			$ 0.07			$ 0.00	$ 0.12	$ 0.25	$ 0.25